Organization and Nature of Business (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Nature of Business [Abstract]
Schedule of Subsidiaries Company	Details of the subsidiaries of the Company are set out below:
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Jowell Tech	June 24, 2019	Hong Kong	100	Holding Company
Shanghai Jowell	October 15, 2019	Shanghai, China	100	Holding Company
Shanghai Juhao and its subsidiaries	July 31, 2012	Shanghai, China	N/A (VIE)	Online Retail
Juhao Yuan	December 20, 2022	Hangzhou, China	Subsidiary of VIE	Brand Management
Shanghai Lianfu	April 13, 2023	Shanghai, China	Subsidiary of VIE	Online Retail